Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Allowance for credit losses	$ 560,253	$ 347,123
Accrued member rewards	13,115	12,394
Accrued employee bonus	3,278	5,260
Accrued asset retirement obligation	129,704	81,761
Accrued employee retirement pension	99,503	63,040
Change in fair value of warrant liabilities		531,816
Net operating loss carry-forwards	369,047	93,663
Total deferred tax assets	1,174,900	1,135,057
Valuation allowance	(369,047)	(15,354)	$ (79,062)
Total deferred tax assets, net	805,853	1,119,703
Deferred tax liabilities:
Change in fair value of warrant liabilities	(471,372)
Compensation receivable for consumption tax	(3,042,268)	(2,383,575)
Total deferred tax liabilities	(3,513,640)	(2,383,575)
Deferred tax liabilities, net	$ (2,707,787)	$ (1,263,872)